Equity (Details 4) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Treasury shares acquired to be cancelled	(32.6)	(60.3)	(23.3)
Shares acquired for cancellation, equity impact	$ (2,897)	$ (5,351)	$ (1,859)
Other share purchases	(1.7)	(1.7)	(1.2)
Other share purchases, equity impact	$ (159)	$ (160)	$ (114)
Purchase of treasury shares	(34.3)	(62.0)	(24.5)
Purchase of treasury shares, equity impact	$ (3,056)	$ (5,511)	$ (1,973)
Other share sales			3.0
Other share sales, equity impact			$ 263
Exercise of options and employee transactions shares	14.7	5.5	7.8
Exercise of options and employee transactions, equity impact	$ 806	$ 210	$ 434
Equity based compensation shares	11.0	9.4	7.4
Equity-based compensation, equity impact	$ 730	$ 833	$ 756
Shares delivered to divested business employees	0.4	0.9
Shares delivered to divested business employees, equity impact	$ 30	$ 18
Total number of outstanding treasury shares	(8.2)	(46.2)	(6.3)
Total equity impact of treasury share movements	$ (1,490)	$ (4,450)	$ (520)